SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Shareholders' Equity And Earnings Per Share

NOTE 12. SEMPRA ENERGY – SHAREHOLDERS’ EQUITY AND EARNINGS PER SHARE

The following table provides the per share computations for our earnings for years ended December 31, 2015, 2014 and 2013. Basic EPS is calculated by dividing earnings attributable to common stock by the weighted-average number of common shares outstanding for the year. Diluted EPS includes the potential dilution of common stock equivalent shares that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

EARNINGS PER SHARE COMPUTATIONS AND DIVIDENDS DECLARED
(Dollars in millions, except per share amounts; shares in thousands)
	Years ended December 31,
	2015	2014	2013
Numerator:
Earnings/Income attributable to common shares	$1,349	$1,161	$1,001

Denominator:
Weighted-average common shares outstanding for basic EPS(1)	248,249	245,891	243,863
Dilutive effect of stock options, restricted stock awards and
restricted stock units	2,674	4,764	5,469
Weighted-average common shares outstanding for diluted EPS	250,923	250,655	249,332

Earnings per share:
Basic	$5.43	$4.72	$4.10
Diluted	$5.37	$4.63	$4.01

Dividends declared per share of common stock	$2.80	$2.64	$2.52
(1)	Includes fully vested restricted stock units held in our Deferred Compensation Plan of 491 in 2015, 212 in 2014 and none in 2013. These fully vested restricted stock units are included in weighted-average common shares outstanding for basic EPS because there are no conditions under which the corresponding shares will not be issued.

The dilution from common stock options is based on the treasury stock method. Under this method, proceeds based on the exercise price plus unearned compensation and windfall tax benefits recognized, minus tax shortfalls recognized, are assumed to be used to repurchase shares on the open market at the average market price for the period. The windfall tax benefits are tax deductions we would receive upon the assumed exercise of stock options in excess of the deferred income taxes we recorded related to the compensation expense on the stock options. Tax shortfalls occur when the assumed tax deductions are less than recorded deferred income taxes. The calculation of dilutive common stock equivalents excludes options for which the exercise price on common stock was greater than the average market price during the period (out-of-the-money options). During 2015, 2014 and 2013, we had no such antidilutive stock options outstanding and no stock options outstanding that were antidilutive because of the unearned compensation and windfall tax benefits included in the assumed proceeds under the treasury stock method.

The dilution from unvested restricted stock awards (RSAs) and restricted stock units (RSUs) is also based on the treasury stock method. Proceeds equal to the unearned compensation and windfall tax benefits recognized, minus tax shortfalls recognized, related to the awards and units are assumed to be used to repurchase shares on the open market at the average market price for the period. The windfall tax benefits or tax shortfalls recognized are the difference between tax deductions we would receive upon the assumed vesting of RSAs or RSUs and the deferred income taxes we recorded related to the compensation expense on such awards and units. There were no antidilutive RSAs from the application of unearned compensation in the treasury stock method during 2015, 2014 or 2013. There were 722; 4,087 and no such antidilutive RSUs during 2015, 2014 and 2013, respectively.

Our performance-based RSUs include awards that vest at the end of three-year (for awards granted in 2015) or four-year performance periods based on Sempra Energy’s total return to shareholders relative to that of specified market indices (Total Shareholder Return or TSR RSUs) or based on the compound annual growth rate of Sempra Energy’s EPS (EPS RSUs). The comparative market indices for the TSR RSUs are the Standard & Poor’s (S&P) 500 Utilities Index and the S&P 500 Index. We primarily use long-term analyst consensus growth estimates for S&P 500 Utilities Index peer companies to develop our EPS RSU targets. TSR RSUs represent the right to receive from zero to 1.5 shares (2.0 shares for awards granted during or after 2014) of Sempra Energy common stock if performance targets are met. EPS RSUs represent the right to receive from zero to 2.0 shares of Sempra Energy common stock if performance targets are met. If performance falls between the targets specified for each performance metric, we calculate the payout using linear interpolation. Participants also receive additional shares for dividend equivalents on shares subject to RSUs, which are deemed reinvested to purchase additional units that become subject to the same vesting conditions as the RSUs to which the dividends relate.

Our RSAs, which are solely service-based, and those RSUs that are service-based or issued in connection with certain other performance goals represent the right to receive up to 1.0 share if the service requirements or certain other vesting conditions are met. These RSAs and RSUs have the same dividend equivalent rights as the performance-based RSUs described above. We include RSAs and these RSUs in potential dilutive shares at 100 percent, subject to the application of the treasury stock method. We include our TSR RSUs and EPS RSUs in potential dilutive shares at zero to up to 200 percent to the extent that they currently meet the performance requirements for vesting, subject to the application of the treasury stock method. Due to market fluctuations of both Sempra Energy stock and the comparative indices, dilutive TSR RSU shares may vary widely from period-to-period. If it were assumed that performance goals for all performance-based RSUs were met at maximum levels and if the treasury stock method were not applied to any of our RSAs or RSUs, the incremental potential dilutive shares would be 1,968,062; 949,351 and 641,751 for the years ended December 31, 2015, 2014 and 2013, respectively.

We are authorized to issue 750,000,000 shares of no-par value common stock. In addition, we are authorized to issue 50,000,000 shares of preferred stock having rights, preferences and privileges that would be established by the Sempra Energy board of directors at the time of issuance.

Common stock activity consisted of the following:

COMMON STOCK ACTIVITY

	Years ended December 31,
	2015	2014	2013
Common shares outstanding, January 1	246,330,884	244,461,327	242,368,836
Restricted stock units vesting(1)	1,499,062	989,027	1,491,170
Stock options exercised	227,815	699,783	1,237,348
Savings plan issuance	652,631	398,042	―
Common stock investment plan(2)	249,665	205,203	―
Restricted stock issuances	―	―	21,121
Shares repurchased(3)	(661,977)	(422,498)	(657,148)
Common shares outstanding, December 31	248,298,080	246,330,884	244,461,327
(1)	Includes dividend equivalents.
(2)	Participants in the Direct Stock Purchase Plan may reinvest dividends to purchase newly issued shares.
(3)	From time to time, we purchase shares of our common stock from long-term incentive plan participants who elect to sell to us a sufficient number of vested restricted shares or units to meet minimum statutory tax withholding requirements.

Our board of directors has the discretion to determine the payment and amount of future dividends.